Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value and Notional Amounts of Derivative Instruments
The following table identifies the fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

	June 30, 2026			December 31, 2025
	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)	Derivative assets at fair value	Derivative liabilities at fair value	Notional amounts(1)
Credit default swaps	$—	$—	$—	$2.4	$—	$2.2
Forwards(2)	—	(1.6)	31.7	—	(1.7)	133.3
Total	$—	$(1.6)		$2.4	$(1.7)
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(1)The absolute notional exposure represents the Company’s derivative activity, which is representative of the volume of derivatives held during the year.
(2)Contracts used to primarily manage foreign currency risks in underwriting.

Schedule of Net Change in Net Unrealized Gains (Losses) to Derivative Instruments
The following table presents the Company’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and six months ended June 30, 2026 and 2025. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange (gains)/losses in the Consolidated Statements of Income.

	Three Months Ended				Six Months Ended
	June 30, 2026		June 30, 2025		June 30, 2026		June 30, 2025
	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Fixed income portfolio management
Credit default swaps	$—	$—	$—	$—	$0.1	$—	$—	$—
Foreign exchange contracts
Forwards (1)	(3.1)	0.4	(8.8)	—	0.6	0.1	(12.0)	(1.3)
Total	$(3.1)	$0.4	$(8.8)	$—	$0.7	$0.1	$(12.0)	$(1.3)
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(1)Contracts used to primarily manage foreign currency risks in underwriting.